RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

We entered into various agreements with Ocwen and Altisource in connection with the Initial Acquisition. William C. Erbey, our founder and the Chairman of our Board of Directors, is also the Chairman of the Board of Directors and largest shareholder of Ocwen and the Chairman of the Board of Directors and largest shareholder of Altisource.

Purchase Agreement

The Purchase Agreement, in conjunction with the initial sale supplement dated February 10, 2012, the Flow One sale supplement dated May 1, 2012, the Flow Two sale supplement dated August 1, 2012 and the first Follow on Offering purchase sale supplements dated September 13, 2012 and September 28, 2012 set forth the terms of our purchase of the assets from Ocwen as described in Notes 1 and 2. So long as the Required Third Party Consents have not been obtained with respect to the transfer of legal ownership of any Mortgage Servicing Right, Ocwen remains obligated to perform as servicer under the related pooling and servicing agreements, and we are required to pay Ocwen a monthly fee for the servicing activities it performs. We are also required to purchase any servicing advances that Ocwen is required to make pursuant to such pooling and servicing agreements.

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended September 30, 2012:

	Three Months	Nine Months
Servicing fees collected	$27,689	$57,190
Subservicing fee payable to Ocwen	10,633	23,093

Net servicing fees retained by HLSS	17,056	34,097
Reduction in notes receivable — Rights to MSRs	3,039	6,555

	$14,017	$27,542

Servicing advances purchased from Ocwen	$331,228	$639,966

At September 30, 2012, Ocwen owed us $1,909 for servicing fees collected but not remitted to us, and we owed Ocwen $4,055 for the subservicing fee earned by Ocwen in September 2012. In addition, at September 30, 2012, we owed Ocwen $17,196 for servicing advances that we purchased.

Ocwen Professional Services Agreement

This agreement requires HLSS to provide certain services to Ocwen and for Ocwen to provide certain services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided by us under this agreement include valuation analysis of mortgage servicing rights, treasury management and other similar services. Services provided by Ocwen under this agreement include legal, licensing and regulatory compliance support services, risk management services and other similar services. The services provided by the parties under this agreement are on an as-needed basis, and the fees represent actual costs incurred plus an additional markup of 15%.

At September 30, 2012, Ocwen owed us $669 and we owed Ocwen $10 for professional services provided pursuant to the Ocwen Professional Services Agreement. During the three and nine months ended September 30, 2012, we earned fees of $669 and $1,664, respectively, for services provided to Ocwen pursuant to the Professional Services Agreement. Additionally, during the three and nine months ended September 30, 2012, we incurred fees of $30 and $70, respectively, for services received from Ocwen pursuant to the Ocwen Professional Services Agreement.

Altisource Administrative Services Agreement

This agreement requires Altisource to provide certain administrative services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided to us under this agreement include human resources administration (benefit plan design, recruiting, hiring and training and compliance support), legal and regulatory compliance support services, general business consulting, corporate services (facilities management, security and travel services), finance and accounting support services (financial analysis, financial reporting and tax services), risk management services, vendor management and other related services. The services Altisource provides to us under this agreement are on an as-needed basis, and the fees we pay Altisource are based on the actual costs incurred by them plus an additional markup of 15%. During the three and nine months ended September 30, 2012, we paid Altisource $177 and $408, respectively, for services provided to us pursuant to the Altisource Administrative Services Agreement.

Subleases

During the three and nine months ended September 30, 2012, we paid Altisource $21 and $48, respectively, for the rental of office space under two sublease agreements.

Receivables from and Payables to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	September 30, 2012	December 31, 2011
Servicing fees collected(1)	$1,909	$—
Professional services(2)	669	—
Other	654	—

Receivables from Ocwen	$3,232	$—

Subservicing fees payable(3)	$4,055	$—
Professional services(2)	10	—
Advance purchases(4)	17,196	—
Other(5)	4,988	1,478

Payables to Ocwen	$26,249	$1,478

Payables to Altisource	$65	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at September 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through September 2012.
(3)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(4)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of September 30, 2012.
(5)	At September 30, 2012 we owed Ocwen for certain purchase price adjustments pertaining to the September 28, 2012 Follow On Offering purchase ($4,260). At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

5.	RELATED PARTY TRANSACTIONS

William C. Erbey is the founder and Chairman of the Board of Directors of the Company. Mr. Erbey is also the Chairman of the Board of Directors of Ocwen Financial Corporation (“Ocwen”) and Altisource Portfolio Solutions, S.A. (“Altisource”). During the year ended December 31, 2011, Ocwen and Altisource paid fees of $1,478,590 and $8,500, respectively, on the Company’s behalf for organization costs and costs associated with the planned initial public offering. Ocwen and Altisource may make more payments on the Company’s behalf until the initial public offering is completed at which time the Company expects to reimburse both Ocwen and Altisource. As of December 31, 2011, the Company owed $1,478,590 and $8,500 to Ocwen and Altisource, respectively, as reflected in the line “Due to affiliates” on the Company’s Consolidated Balance Sheet.